Revenue information (Tables)	12 Months Ended
Dec. 31, 2022
Revenue information
Schedule of disaggregation of revenue

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Base commission from transactions	2,223,685	821,899	201,907
Innovation initiatives and other value-added services	227,602	120,481	44,041
	2,451,287	942,380	245,948